Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (61,174)	$ (15,238)	$ (15,750)
Non-cash items included in net loss:
Depreciation and amortization	33,946	20,900	12,131
Non-cash loss from disposal of assets	9,912	0	0
Change in fair value of contingent consideration	9,179	2,155	4,481
Non-cash interest expense	985	2,621	1,576
Share-based compensation	27,456	27,627	6,272
Deferred income taxes and other tax liabilities	(5,224)	1,691	21
Impairment of intangible assets	16,902	1,500	0
Foreign currency transactions and other	1,761	(5,878)	6,290
Provision for doubtful accounts	7,420	642	10
Gain on previously held shares of CASEE	(6,028)	0	0
Change in operating assets and liabilities:
Trade and accrued contract receivables	(90,786)	(76,787)	(40,660)
Prepayments and other assets	19,188	(23,575)	(13,544)
Accounts payable and other accrued liabilities	39,017	(7,720)	27,215
Deferred revenue and government grant income	8,094	4,741	2,088
Net cash generated by (used in) operating activities	10,648	(67,321)	(9,870)
Cash flow from investing activities:
Purchases of property and equipment	(10,828)	(2,582)	(1,063)
Investments in software development and purchased software	(49,559)	(34,774)	(20,641)
Cash paid for acquisitions and equity method investments, net of cash acquired	(9,507)	(43,489)	(2,030)
Net cash used in investing activities	(69,894)	(80,845)	(23,734)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	1,393	273,824	58
Proceeds from borrowings and debt financing	27,575	917	46,166
Repayment of borrowings	(11,447)	(65,704)	(14,038)
Net cash generated from financing activities	17,521	209,037	32,186
Effect of changes in foreign exchange rates	2,531	(2,460)	(883)
Net increase (decrease) in cash and cash equivalents	(39,194)	58,411	(2,301)
Cash and cash equivalents at beginning of period	75,765	17,354	19,655
Cash and cash equivalents at end of period	36,571	75,765	17,354
Supplemental cash flow information:
Interest paid	1,086	7,817	3,819
Income taxes paid	2,182	858	554
Non-cash investing and financing activities:
Shares issued in connection with acquisitions	24,561	0	1,454
Shares issued upon tender of non-controlling interest in Velti North America, Inc.	$ 0	$ 0	$ 124